Schedule of Contract Assets, Net (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract assets		$ 19,784,193	$ 7,193,947
Less: allowance for credit loss		(2,450,000)	(750,000)
Contract with Customer, Asset, after Allowance for Credit Loss, Current	$ 2,227,187	$ 17,334,193	$ 6,443,947